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06/30/04

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	June 30, 2004

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ABBOTT LABS 	     COM       002824100   305      7485      SH        SOLE
AMGEN		     COM       031162100   365      6680      SH        SOLE
AUTOMATIC DATA CORP  COM       053015103   277      6624      SH        SOLE
BECTON DICKERSON & COCOM       075887109   275      5305      SH        SOLE
BIOGEN	             COM       09062X103   401      6337      SH        SOLE
BIOMET               COM       090613100   405      9110      SH        SOLE
CHIRON               COM       170040109   252      5654      SH        SOLE
DENTSPLY	     COM       249030107   369      7089      SH        SOLE
EBAY		     COM       278642103   284      3085      SH        SOLE
ELECTRONIC ARTS INC  COM       285512109   221      4056      SH        SOLE
FOREST LABS          COM       345838106   282      4972      SH        SOLE
GARMIN LTD ORD       COM       G37260109   491     13257      SH        SOLE
GENERAL ELECTRIC     COM       369604103   256      7916      SH        SOLE
HARLEY DAVIDSON      COM       412822108   481      7772      SH        SOLE
INTUIT COM	     COM       461202103   277      7186      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   433      7776      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   500     12657      SH        SOLE
MAXIM                COM       57772K101   356      6799      SH        SOLE
MERCK & CO.	     COM       589331107   388      8176      SH        SOLE
MICROCHIP            COM       595017104   298      9452      SH        SOLE
MICROSOFT CORP	     COM       594918104   436     15272      SH        SOLE
MORGAN, J.P.         COM       46625h100   247      6380      SH        SOLE
PFIZER CORP.	     COM       717081103   383     11162      SH        SOLE
PROCTOR GAMBLE       COM       742718109   469      8618      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   274      3622      SH        SOLE
ST. PAUL TRAVELERS   COM       792860108   240      5910      SH        SOLE
STRYKER CORP         COM       863667101   444      8076      SH        SOLE
SUNGUARD DATA        COM       867363103   370     14242      SH        SOLE
SYMANTEC             COM       871503108   360      8227      SH        SOLE
SYNOPSYS INC	     COM       871607107   369     12982      SH        SOLE
XILINX INC           COM       983919101   248      7447      SH        SOLE
ZEBRA TECH.          COM       989207105   338      3883      SH        SOLE